Expense Example	Mar. 02, 2026 USD ($)
Hennessy Energy Transition Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 256
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	1,399
Expense Example, with Redemption, 10 Years	3,006
Hennessy Energy Transition Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	223
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,234
Expense Example, with Redemption, 10 Years	2,679
Hennessy Midstream Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	577
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	2,222
Hennessy Midstream Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,810
Hennessy Technology Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	713
Expense Example, with Redemption, 5 Years	1,351
Expense Example, with Redemption, 10 Years	3,068
Hennessy Technology Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	2,795
Hennessy Sustainable ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,157
Hennessy Cornerstone Growth Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Hennessy Cornerstone Growth Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Hennessy Focus Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
Hennessy Focus Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Hennessy Cornerstone Large Growth Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
Hennessy Cornerstone Large Growth Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Hennessy Cornerstone Value Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Hennessy Cornerstone Value Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Hennessy Total Return Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	1,001
Expense Example, with Redemption, 5 Years	1,698
Expense Example, with Redemption, 10 Years	3,549
Hennessy Equity and Income Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
Hennessy Equity and Income Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
Hennessy Balanced Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	191
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,201
Hennessy Gas Utility Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Hennessy Gas Utility Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Hennessy Japan Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,691
Hennessy Japan Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
Hennessy Japan Small Cap Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
Hennessy Japan Small Cap Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Hennessy Large Cap Financial Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	191
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,201
Hennessy Large Cap Financial Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
Hennessy Small Cap Financial Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,955
Hennessy Small Cap Financial Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	$ 1,601